Offerings - Offering: 1	Jun. 05, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	50,000
Proposed Maximum Offering Price per Unit	45.77
Maximum Aggregate Offering Price	$ 2,288,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 350.37
Offering Note	(1) Pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers such additional shares of Common Stock, par value $0.01 per share (the "Common Stock"), of AMERISAFE, Inc., a Texas corporation (the "Registrant"), as may become issuable pursuant to the anti-dilution provisions of the Registrant's Non-Employee Director Restricted Stock Plan, as amended and restated effective June 6, 2025 (the "Plan"). (2) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to paragraphs (c) and (h) of Rule 457 of the Securities Act. The price per share and aggregate offering price are based upon the average of the high and low sales prices of the Common Stock on June 5, 2025, as reported on the NASDAQ Global Select Market.